Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Registrant Name	dei_EntityRegistrantName	John Hancock Bond Trust
Central Index Key	dei_EntityCentralIndexKey	0000315554
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2019
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018